Interest expense (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022
Other Income and Expenses [Abstract]
Interest expense, gross	$ 0	$ (21,406)	$ (1,787)
Capitalized interest on newbuildings	0	7,805	1,787
Interest expense, net	$ 0	$ (13,601)	$ 0